Stockholders' Equity (Details 2) (Warrant [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, Outstanding at January 1, 2014	1,469,543	1,132,043	1,219,543
Warrants, Granted	0	337,500	75,000
Warrants, Canceled	0	0	0
Warrants, Exercised	0	0	(162,500)
Warrants, Expired/Forfeited	0	0	0
Warrants, Outstanding at September 30, 2014	1,469,543	1,469,543	1,132,043
Warrants, Exercisable at September 30, 2014	1,457,043	1,457,043
Weighted-Average Exercise Price, Outstanding at January 1, 2014	$ 3.05	$ 2.47	$ 1.95
Weighted-Average Exercise Price, Granted	$ 0	$ 5.00	$ 5.50
Weighted-Average Exercise Price, Canceled	$ 0	$ 0	$ 0
Weighted-Average Exercise Price, Exercised	$ 0	$ 0	$ (0.01)
Weighted-Average Exercise Price, Expired/Forfeited	$ 0	$ 0	$ 0
Weighted-Average Exercise Price, Outstanding at September 30, 2014	$ 3.05	$ 3.05	$ 2.47
Weighted-Average Exercise Price, Exercisable at September 30, 2014	$ 3.03	$ 3.03